UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                          811-05150
                                                  ------------------------------

                     Cornerstone Strategic Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        383 Madison Avenue, New York, NY                              10179
--------------------------------------------------------------------------------
    (Address of principal executive offices)                        (Zip code)

                                   Jodi Levine

 Cornerstone Strategic Value Fund, Inc., 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 272-3550
                                                   -----------------------------

Date of fiscal year end:       December 31, 2006
                               -----------------

Date of reporting period:      September 30, 2006
                               ------------------

ITEM 1: SCHEDULE OF INVESTMENTS

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NO. OF
DESCRIPTION                                                SHARES      VALUE
-------------------------------------------------------------------------------
EQUITY SECURITIES - 99.36%
   CLOSED-END DOMESTIC FUNDS - 0.97%
     Adams Express Company                                 49,500  $    669,240
     General American Investors Company                     3,000       112,980
     Liberty All-Star Growth Fund, Inc.                    19,800       100,386
     Zweig Fund, Inc. ^                                    75,000       409,500
                                                                   ------------
                                                                      1,292,106
                                                                   ------------
   CONSUMER DISCRETIONARY - 10.39%
     Acco Brands Corporation *                                235         5,231
     Bed Bath & Beyond Inc. ^ *                             4,200       160,692
     Best Buy Co., Inc.                                     3,625       194,155
     Black & Decker Corporation (The)                       3,000       238,050
     Carnival Corporation ^                                11,800       554,954
     CBS Corporation ^                                      4,450       125,356
     Circuit City Stores, Inc. ^                            2,500        62,775
     Clear Channel Communications, Inc. *                   8,800       253,880
     Comcast Corporation, Special Class A ^ *              19,037       701,513
     D.R. Horton, Inc. ^                                    7,000       167,650
     Eastman Kodak Company                                  1,400        31,360
     eBay Inc. *                                           21,500       609,740
     Federated Department Stores, Inc.                     11,052       477,557
     Ford Motor Company                                     3,000        24,270
     Fortune Brands, Inc.                                   3,500       262,885
     Gannett Co., Inc.                                      6,000       340,980
     Gap, Inc. (The)                                       12,200       231,190
     Goodyear Tire & Rubber Company (The) ^ *               4,500        65,250
     Hanesbrands, Inc. *                                    1,437        32,347
     Harley-Davidson, Inc. ^                                4,400       276,100
     Hilton Hotels Corporation ^                           11,200       311,920
     Home Depot, Inc. (The)                                28,100     1,019,187
     J.C. Penney Company, Inc.                              4,500       307,755
     Kohl's Corporation ^ *                                 2,500       162,300
     Live Nation Inc. ^ *                                   1,100        22,462
     Lowe's Companies, Inc. ^                              22,400       628,544
     Marriott International, Inc., Class A ^                4,200       162,288
     Mattel, Inc.                                           5,500       108,350
     McDonald's Corporation                                17,600       688,512
     News Corporation ^                                    23,000       451,950
     NIKE, Inc. ^                                           2,300       201,526
     Omnicom Group Inc.                                     4,100       383,760
     Sears Holdings Corporation *                             503        79,519
     Staples, Inc. ^                                       10,800       262,764
     Starbucks Corporation *                               10,800       367,740
     Target Corporation                                    11,800       651,950
     Time Warner Inc.                                      76,000     1,385,480

                                                           NO. OF
DESCRIPTION                                                SHARES      VALUE
-------------------------------------------------------------------------------
     TJX Companies, Inc. (The) ^                            3,000  $     84,090
     Univision Communications Inc., Class A *               7,000       240,380
     Viacom Inc. *                                         11,950       444,301
     Walt Disney Company (The)                             20,200       624,382
     Wyndham Worldwide Corp *                               5,600       156,632
     Yum! Brands, Inc.                                      6,000       312,300
                                                                   ------------
                                                                     13,874,027
                                                                   ------------
   CONSUMER STAPLES - 10.10%
     Altria Group, Inc.                                    22,300     1,707,065
     Anheuser-Busch Companies, Inc.                         6,200       294,562
     Archer-Daniels-Midland Company                         9,460       358,345
     Campbell Soup Company                                  2,000        73,000
     Coca-Cola Company (The)                               23,500     1,049,980
     Coca-Cola Enterprises Inc.                             3,000        62,490
     Colgate-Palmolive Company                             11,100       689,310
     ConAgra Foods, Inc.                                    4,400       107,712
     Costco Wholesale Corporation                           6,500       322,920
     CVS Corporation                                        9,000       289,080
     General Mills, Inc.                                   12,000       679,200
     H.J. Heinz Company                                     6,600       276,738
     Kroger Co. (The)                                       8,800       203,632
     Pepsi Bottling Group, Inc. (The) ^                     4,000       142,000
     PepsiCo, Inc.                                         24,800     1,618,448
     Procter & Gamble Company (The)                        41,297     2,559,588
     Sara Lee Corporation                                  16,000       257,120
     Sysco Corporation ^                                    5,800       194,010
     Walgreen Co.                                          14,300       634,777
     Wal-Mart Stores, Inc.                                 39,800     1,962,936
                                                                   ------------
                                                                     13,482,913
                                                                   ------------
   ENERGY - 9.09%
     Anadarko Petroleum Corp. ^                             8,300       363,789
     Baker Hughes Incorporated                              8,100       552,420
     Chevron Corporation                                   24,532     1,591,146
     ConocoPhillips                                        17,974     1,069,992
     Devon Energy Corporation                               5,000       315,750
     Exxon Mobil Corporation                               76,500     5,133,150
     Hugoton Royalty Trust ^                                  298         7,852
     Marathon Oil Corp.                                     7,500       576,750
     Occidental Petroleum Corporation                      16,000       769,760
     Schlumberger Limited                                  22,000     1,364,660
     Transocean Inc. *                                      2,500       183,075
     XTO Energy, Inc. ^                                     5,000       210,650
                                                                   ------------
                                                                     12,138,994
                                                                   ------------
   FINANCIALS - 21.45%
     AFLAC Incorporated                                     7,000       320,320
     Allstate Corporation (The)                             9,300       583,389
     American Express Company                              19,600     1,099,168
     American International Group, Inc.                    37,531     2,486,804
     Ameriprise Financial, Inc.                             3,120       146,328

                                                           NO. OF
DESCRIPTION                                                SHARES      VALUE
-------------------------------------------------------------------------------
     Aon Corporation                                        4,900  $    165,963
     Bank of America Corporation                           67,938     3,639,439
     Bank of New York Company, Inc. (The)                  11,400       401,964
     Charles Schwab Corporation (The)                       8,500       152,150
     Citigroup Inc. ^                                      49,300     2,448,731
     Fannie Mae                                            13,000       726,830
     Fifth Third Bancorp ^                                  2,500        95,200
     Franklin Resources, Inc.                               3,700       391,275
     Freddie Mac                                           14,500       961,785
     Goldman Sachs Group, Inc. (The) ^                      7,300     1,234,941
     Hartford Financial Services Group, Inc. (The)          6,000       520,500
     JPMorgan Chase & Co.                                  40,132     1,884,599
     Lehman Brothers Holdings Inc.                          7,200       531,792
     Marsh & McLennan Companies, Inc. ^                    10,100       284,315
     Merrill Lynch & Co., Inc. ^                            7,200       563,184
     Metlife, Inc.                                         15,200       861,536
     Morgan Stanley ^                                      15,500     1,130,105
     National City Corporation                             12,700       464,820
     Northern Trust Corporation ^                           3,500       204,505
     PNC Financial Services Group, Inc.                     7,100       514,324
     Prudential Financial, Inc.                             8,200       625,250
     Realogy Corporation *                                  7,000       158,760
     St. Paul Travelers Companies, Inc. (The)               9,476       444,330
     State Street Corporation                               3,500       218,400
     SunTrust Banks, Inc.                                   7,600       587,328
     U.S. Bancorp                                          28,401       943,481
     UnumProvident Corporation                              8,100       157,059
     Wachovia Corporation                                  22,600     1,261,080
     Washington Mutual, Inc.                               15,550       675,958
     Wells Fargo & Company                                 48,400     1,751,112
                                                                   ------------
                                                                     28,636,725
                                                                   ------------
   HEALTHCARE - 12.69%
     Abbott Laboratories                                   28,000     1,359,680
     Aetna Inc. ^                                           6,000       237,300
     Amgen Inc. *                                          18,900     1,351,917
     Applera Corporation                                    8,000       264,880
     Baxter International Inc.                              5,000       227,300
     Becton, Dickinson and Company                          6,900       487,623
     Biogen Idec Inc. *                                     5,500       245,740
     Boston Scientific Corporation *                       15,551       229,999
     Bristol-Myers Squibb Company ^                        30,500       760,060
     Cardinal Health, Inc.                                  5,450       358,283
     Caremark Rx, Inc.                                      9,000       510,030
     Eli Lilly and Company                                 11,000       627,000
     Gilead Sciences, Inc. *                                3,500       240,450
     HCA, Inc.                                              8,500       424,065
     Hospira, Inc. *                                        3,700       141,599
     IMS Health Incorporated                                7,400       197,136
     Johnson & Johnson                                     40,900     2,656,046

                                                           NO. OF
DESCRIPTION                                                SHARES      VALUE
-------------------------------------------------------------------------------
     McKesson Corporation                                   2,300  $    121,256
     Medco Health Solutions, Inc. *                         6,687       401,956
     Medtronic, Inc.                                       19,000       882,360
     Merck & Co. Inc.                                      20,000       838,000
     Pfizer Inc.                                           68,560     1,944,362
     Schering-Plough Corporation                           12,500       276,125
     Tenet Healthcare Corporation *                         2,250        18,315
     UnitedHealth Group Incorporated                       17,000       836,400
     WellPoint Inc. *                                       6,000       462,300
     Wyeth                                                 16,700       849,028
                                                                   ------------
                                                                     16,949,210
                                                                   ------------
   INDUSTRIALS - 10.48%
     3M Co.                                                12,400       922,808
     Avis Budget Group                                      2,800        51,212
     Boeing Company (The)                                   9,200       725,420
     Caterpillar Inc. ^                                    11,800       776,440
     CSX Corporation                                       18,000       590,940
     Danaher Corporation ^                                  3,500       240,345
     Emerson Electric Co.                                   6,000       503,160
     FedEx Corp.                                            4,500       489,060
     General Dynamics Corporation                           6,200       444,354
     General Electric Company                             112,500     3,971,250
     Honeywell International Inc.                          12,500       511,250
     Illinois Tool Works Inc.                              10,800       484,920
     Ingersoll-Rand Company Ltd. Class A                    7,000       265,860
     Lockheed Martin Corporation                            4,000       344,240
     Masco Corporation ^                                    4,200       115,164
     Norfolk Southern Corporation                          10,000       440,500
     Northrop Grumman Corporation                           5,000       340,350
     Rockwell Automation, Inc.                              2,500       145,250
     Southwest Airlines Co.                                 6,450       107,457
     Textron Inc.                                           4,500       393,750
     Tyco International Ltd.                               15,397       430,962
     Union Pacific Corporation                              2,000       176,000
     United Parcel Service, Inc., Class B                   5,300       381,282
     United Technologies Corporation                       11,000       696,850
     Waste Management, Inc.                                12,200       447,496
                                                                   ------------
                                                                     13,996,320
                                                                   ------------
   INFORMATION TECHNOLOGY - 14.88%
     Adobe Systems Incorporated *                           9,200       344,540
     Analog Devices, Inc.                                   9,200       270,388
     Apple Computer, Inc. *                                 3,000       231,090
     Applied Materials, Inc.                               33,800       599,274
     Automatic Data Processing, Inc.                        9,900       468,666
     Cisco Systems, Inc. *                                 96,400     2,217,200
     Corning Incorporated *                                11,000       268,510
     Dell Inc. *                                           18,700       427,108
     Electronic Arts Inc. ^ *                               5,000       278,400
     Electronic Data Systems Corporation                    5,000       122,600

                                                           NO. OF
DESCRIPTION                                                SHARES      VALUE
-------------------------------------------------------------------------------
     EMC Corporation *                                    212,648  $  2,547,523
     First Data Corporation                                11,324       475,608
     Freescale Semiconductor Inc., Class B *                6,512       247,521
     Hewlett-Packard Company ^                             19,900       730,131
     Intel Corporation                                     82,500     1,697,025
     International Business Machines Corporation           12,600     1,032,444
     Linear Technology Corporation                          6,500       202,280
     Lucent Technologies Inc. *                            10,700        25,038
     Maxim Integrated Products, Inc.                        2,300        64,561
     Micron Technology, Inc. *                             11,500       200,100
     Microsoft Corporation                                120,900     3,304,197
     Motorola, Inc.                                        34,700       867,500
     Oracle Corporation *                                  43,872       778,289
     Paychex, Inc.                                          4,200       154,770
     QUALCOMM Inc.                                         21,000       763,350
     Sanmina-SCI Corporation *                              5,500        20,570
     Solectron Corporation *                                3,000         9,780
     Sun Microsystems, Inc. *                               7,500        37,275
     Symantec Corporation *                                10,000       212,800
     Texas Instruments Incorporated                        23,900       794,675
     Yahoo! Inc. *                                         18,800       475,264
                                                                   ------------
                                                                     19,868,477
                                                                   ------------
   MATERIALS - 2.34%
     Air Products & Chemicals, Inc.                         1,000        66,370
     Alcoa Inc. ^                                          14,200       398,168
     Dow Chemical Company (The)                            15,400       600,292
     E. I. du Pont de Nemours and Company ^                14,800       634,032
     International Paper Company ^                         10,500       363,615
     Monsanto Company                                      10,160       477,622
     Newmont Mining Corporation                             7,000       299,250
     Praxair, Inc.                                          3,000       177,480
     Rohm and Hass Company                                  1,000        47,350
     Weyerhaeuser Company ^                                 1,000        61,530
                                                                   ------------
                                                                      3,125,709
                                                                   ------------
   REAL ESTATE INVESTMENT TRUST - 0.44%
     Simon Property Group, Inc.                             6,500       589,030
                                                                   ------------
   TELECOMMUNICATIONS SERVICES - 3.27%
     ALLTEL Corporation                                     4,000       222,000
     AT&T Inc.                                             42,364     1,379,372
     BellSouth Corporation                                 19,000       812,250
     Embarq Corporation                                     1,922        92,967
     Sprint Nextel Corporation ^                           38,446       659,349
     Verizon Communications Inc.                           30,900     1,147,317
     Windstream Corporation                                 4,135        54,541
                                                                   ------------
                                                                      4,367,796
                                                                   ------------
   UTILITIES - 3.26%
     American Electric Power Company, Inc.                  5,500       200,035
     CenterPoint Energy, Inc.                              13,900       199,048

                                                           NO. OF
DESCRIPTION                                                SHARES      VALUE
-------------------------------------------------------------------------------
     Dominion Resources, Inc.                               4,600  $    351,854
     Duke Energy Corporation                               13,300       401,660
     Edison International ^                                 4,000       166,560
     Exelon Corporation                                     8,500       514,590
     FirstEnergy Corp.                                      5,000       279,300
     FPL Group, Inc. ^                                      4,000       180,000
     PG&E Corporation                                       9,000       374,850
     Progress Energy, Inc.                                  3,500       158,830
     Public Service Enterprise Group Incorporated           6,000       367,140
     Southern Company (The) ^                              11,900       410,074
     TXU Corp. ^                                            9,400       587,688
     Williams Companies, Inc. (The) ^                       7,000       167,090
                                                                   ------------
                                                                      4,358,719
                                                                   ------------
TOTAL EQUITY SECURITIES
     (cost - $111,744,455)                                          132,680,026
                                                                   ------------

                                                         PRINCIPAL
                                                           AMOUNT
                                                           000'S
                                                          -------
SHORT-TERM INVESTMENTS - 3.53%
   REPURCHASE AGREEMENTS - 3.53%
     Bear, Stearns and Co., Inc. + ++                     $ 2,785     2,784,570
     (Agreement dated 9/30/2006 to be repurchased at
     $2,785,193), 2.6875%, 10/2/2006, collateralized
     by $2,865,553 in U.S. Treasury Bond Strips)
     Bear, Stearns and Co., Inc.                            1,059     1,059,458
     (Agreement dated 9/30/2006 to be repurchased at
     $1,059,899), 5.0000%, 10/2/2006, collateralized
     by $1,092,600 in U.S. Treasury Bond Strips)
     Bear, Stearns and Co., Inc. + ++                         872       871,582
     (Agreement dated 9/30/2006 to be repurchased at $871,972), 5.3750%, 10/2/2006, collateralized by
     $899,449 in U.S. Treasury Bond Strips)

TOTAL SHORT-TERM INVESTMENTS
   (cost - $4,715,610)                                                4,715,610
                                                                   ------------
TOTAL INVESTMENTS - 102.89%
   (cost - $116,460,065)                                            137,395,636
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.89)%                      (3,857,743)
                                                                   ------------
NET ASSETS - 100.00%                                               $133,537,893
                                                                   ============

*     Non-income producing security.
+     Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.
^     Security or a portion thereof is out on loan.

Federal Income Tax Cost: At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $116,460,065, $24,606,113, ($3,670,542), $20,935,571, respectively.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on August 31, 2006 with a file number 811-05150.

Other information regarding the Fund is available in the Fund's most recent annual report filed with the Securities and Exchange Commission on Form N-CSR on August 31, 2006, file number 811-05150. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Strategic Value Fund, Inc.


      /s/ Ralph W. Bradshaw
      --------------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 22, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph W. Bradshaw
      --------------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 22, 2006


      /s/ Jodi B. Levine
      --------------------------------
      Name:  Jodi B. Levine
      Title: Principal Financial Officer
      Date:  November 22, 2006